Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 13. INCOME TAXES

Prior to our IPO on April 14, 2014, we operated primarily as limited liability companies treated as partnerships for U.S. federal income tax purposes, REIT entities, and taxable entities. As a result, we were not subject to U.S. federal and most state income taxes for our limited liability companies and our REIT entities. Our partnership and REIT status terminated in connection with the IPO, as the La Quinta Predecessor Entities were contributed to Holdings, a “C” corporation, the shares of capital stock held by third-party shareholders of our REIT entities were redeemed for cash totaling approximately $3.9 million, and our REITs were converted into limited liability companies. As a result of these transactions, we have become subject to additional entity-level taxes and, during the second quarter of 2014, we recorded a one-time net deferred tax expense of $321.1 million, which established the associated net deferred tax liability on our balance sheet, and reflects the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases at the estimated blended statutory U.S. federal and state income tax rate of 38.1%. More specifically, this initial deferred tax expense is driven by (1) the recognition of deferred tax liabilities of approximately $462.3 million, primarily related to differences between the book and tax basis for our fixed and intangible assets and related depreciation, (2) the recognition of deferred tax assets of approximately $14 million primarily related to tax-only intangibles, and (3) as a result of the change in the Company’s tax status, a tax benefit of $127.2 million related to the reduction in valuation allowance, primarily associated with La Quinta Predecessor Entities’ net operating losses and tax credits.

For financial reporting purposes, the consolidated income tax expense is based on consolidated reported financial accounting income or loss before income taxes.

The components of our income tax provision are as follows:

	For the years ended December 31,
	2016	2015	2014
	(in thousands)
Current provision:
Federal	$4,467	$1,933	$2,615
State	7,070	3,442	3,121
Foreign	88	78	103
Total current	11,625	5,453	5,839
Deferred provision:
Federal	(5,148)	17,765	22,279
State	(5,984)	(731)	687
Total deferred	(11,132)	17,034	22,966
Provision for income taxes	493	22,487	28,805
Recognition of net deferred tax liabilities upon C-corporation conversion	—	—	321,054
Total income tax expense	$493	$22,487	$349,859

The significant components of the deferred tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

	December 31,
	2016	2015
	(in thousands)
Deferred Tax Assets
Net Operating Losses	$9,145	$43,583
Insurance Accruals	12,084	10,641
Tax Credits	8,623	11,550
Cash Flow Hedge-OCI	3,431	4,004
Intangibles	10,794	12,602
Doubtful Accounts	1,528	1,932
Returns Club	—	343
Compensation Accruals	9,481	8,054
Other	2,310	1,960
Total gross deferred tax assets	57,396	94,669
Less: Valuation Allowance	(9,116)	(9,300)
Deferred Tax Assets	$48,280	$85,369
Deferred Tax Liabilities
Fixed Assets	$318,986	$361,856
Trademark	61,823	61,603
Cancellation of Debt Income	6,192	9,300
Linens, uniforms and supplies	3,959	4,225
Other	348	1,973
Deferred Tax Liabilities	391,308	438,957
Net Deferred Taxes	$(343,028)	$(353,588)

As of December 31, 2016 and 2015, certain subsidiaries of ours had available federal net operating loss carryforwards (“NOLs”) totaling approximately $26.1 million and $123.8 million, respectively. Generally, NOL carryforwards expire 20 years after the year in which they arise. Our NOLs will expire between 2016 and 2033. In November 2014, Blackstone completed a secondary offering in which it registered and sold 23.0 million of the Company’s shares, bringing its ownership percentage to 45.2%, and creating an ownership change for federal income tax purposes. As a result of this secondary offering, and the resulting ownership change the Company’s federal net operating losses will be limited under Internal Revenue Code Section 382 with annual limitations that became applicable in 2015 through 2019. State net operating loss carryforwards are also available for use subject to similar limitations in many cases. As of December 31, 2016, we have fully utilized all available federal NOLs, except those belonging to certain inactive subsidiaries. We also have alternative minimum tax (“AMT”) credit carry forwards, as of December 31, 2016 and 2015, in the gross amount of $8.6 million and $11.5 million, respectively, which do not expire.

For periods prior to the IPO, we maintained valuation allowances for our NOLs and AMT credit carry forwards as we believed the more-likely-than-not realization criteria were not met and therefore realization was not reasonably assured. When assessing the adequacy of the valuation allowance, the Company considers both anticipated reversals of deferred tax liabilities within applicable carryforward periods and other potential sources of taxable income within those periods. In connection with our conversion to a C-corporation on April 14, 2014, we reassessed the realizability of our NOLs and AMT credit carryforwards. As a result, we concluded that a valuation allowance was required on only a portion of our NOLs and that the remainder of our NOLs and all of our AMT credit carryforwards meet the more likely than not realization criteria. The impact of our reassessment of the realizability of our deferred tax assets is incorporated in the charge to record the impact of our conversion to a C-corporation. The Company has open tax years dating back to 2010.

The following is a reconciliation of the statutory federal income tax rate to the effective tax rate reported in the combined financial statements:

	For the years ended December 31,
	2016	2015	2014
	(in thousands)
Statutory U.S. federal income tax provision	$(214)	$17,219	$5,934
State tax, net of federal benefit	1,052	2,221	4,957
Foreign tax, net of federal benefit	88	50	67
Nondeductible stock compensation	—	1,948	16,155
Nondeductible book loss from January 1, 2014 through April 13, 2014	—	—	4,480
Permanent items	389	800	97
Tax credits	(548)	(84)	—
Unrecognized tax benefit	174	—	—
Change in valuation allowance	95	353	(767)
Return to provision	(351)	(688)	(329)
Changes in deferred taxes	(169)	541	(1,904)
Other	(23)	127	115
Provision for income taxes	493	22,487	28,805
Recognition of net deferred tax liabilities upon C-corporation conversion	—	—	321,054	(1)
Income tax expense	$493	$22,487	$349,859

(1)

The one-time net deferred tax expense of $321.1 million consists of (a) the recognition of deferred tax liabilities of approximately $462.3 million, primarily related to differences between the book and tax basis for fixed and intangible assets, (b) the recognition of deferred tax assets of approximately $14.0 million, primarily related to tax basis only intangibles, and (c) as a result of the change in the Company’s tax status, a tax benefit of $127.2 million related to the reduction in valuation allowance, primarily associated with La Quinta Predecessor Entities’ net operating losses and tax credits.

The Company files income tax returns in the U.S. Federal jurisdiction and several state jurisdictions.  The Company has open tax years back to 2010.  We utilize our available tax attributes at the federal and state levels to the extent allowed by applicable law.  The Company anticipates that it is reasonably possible a state may challenge our use of certain state tax benefits, although we believe any proposed adjustment pertaining to the use of those state tax benefits would not result in a material change to our financial position.  A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2016	2015	2014
	(in thousands)
Unrecognized tax benefits, beginning of the year	$2,990	$—	$—
Gross increase in unrecognized tax positions in the current year	—	2,990	—
Unrecognized tax benefits, end of the year	$2,990	$2,990	$—

At December 31, 2016 and 2015, there are $3.0 million of unrecognized tax benefits that, if recognized, would affect the annual effective tax rate. We do not expect any significant changes in our unrecognized tax benefits over the next twelve months.

Our policy is to classify interest and penalties as a component of income tax expense.